Share-based payment - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of stock split approved	0.50
Percentage of variable compensation paid in cash	50.00%
Percentage of variable compensation paid in shares	50.00%
Period of variable compensation paid in shares	Three years
Options vesting period	5 years
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options vesting period	1 year
Bottom of range [member] | Partner plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement options granted expiration period	3 years
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares held by controlling and minority stockholders	0.50%
Options vesting period	7 years
Top of range [member] | Partner plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement options granted expiration period	5 years